Cover	Sep. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2023
Entity File Number	001-37513
Entity Registrant Name	GD Culture Group Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	c/o GD Culture Group Limited
Entity Address, Address Line Two	Flat 1512, 15F, Lucky Centre
Entity Address, Address Line Three	No.165-171 Wan Chai Road
Entity Address, City or Town	Wan Chai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	95791074
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	GDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false